                             MARTIN CURRIE BUSINESS TRUST
                                  GLOBAL GROWTH FUND








                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1997

                                     (UNAUDITED)

                                                         MCBT GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)


OBJECTIVE          Long-term capital appreciation through active management of a diversified portfolio of global equities.


LAUNCH DATE        June 15, 1994


FUND SIZE          $61.2m


PERFORMANCE        Total return from May 1, 1997 through October 31, 1997

                   -    MCBT - Global Growth Fund (excluding all
                        transaction fees)                                  +8.1%
                   -    MCBT - Global Growth Fund (including all
                        transaction fees)                                  +6.5%
                   -    The Morgan Stanley Capital International
                        World Index                                        +8.8%

                   Annualized total return from June 15, 1994 through October 31, 1997

                   -    MCBT - Global Growth Fund (excluding all
                        transaction fees)                                 +11.5%
                   -    MCBT - Global Growth Fund (including all
                        transaction fees)                                 +11.0%
                   -    The Morgan Stanley Capital International
                        World Index                                       +14.8%
                        (from July 1, 1994 through October 31, 1997)


PORTFOLIO          Led by the US, most markets rose over the six months -
COMMENTS           despite the fallout from Asia.  We have had an underweight position in US equities throughout the period, and so have under performed the MSCI World Index. It is up 8.8%, and this fund 8.1%.

                   In the US, the benign overall environment continues. It has been our belief for some time that corporate earnings would eventually disappoint. But a positive outlook for bonds will continue to support the equity market around present levels - even if further gains seem less likely. We remain underweight because we believe that opportunities elsewhere offer better potential returns.

                   Compounded by a weak currency, JAPAN's difficulties have been well publicised, and its position has deteriorated since the end of the reporting period. We have reduced our weighting. Our portfolio continues to concentrate on the export orientated manufacturing sector, which has outperformed substantially.

                   We have continued to add to our positions in CONTINENTAL EUROPE. Restructuring and the enhancement of shareholder value have been persistent themes and our portfolio reflects this. We have been overweight to the UK, where a strengthening currency and a stable economic background have helped stock markets.

                   In ASIA, we have been heavy sellers, and now concentrate on China, India and Australia. We sold out of Malaysia in August - missing the worst of the falls. We will be looking for an opportunity to return selectively to the region, focusing on globally competitive companies.


                                          1
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                                                         MCBT GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)


                   Outlook
                   -------

                   We are confident that selected markets will make good progress over the next year. Asia faces considerable structural problems which will take some time to correct. We will be looking for an opportunity to return selectively to the region. Meanwhile, we will be concentrating on opportunities in the mature markets. Elsewhere, it is not too early to try to identify the next 'nifty fifty'. That is a process we have begun.


INVESTMENT         James Fairweather is Chief Investment Officer.  All funds
MANAGER PROFILE    are managed on a team basis with a named director heading
                   each team.

                   James spent three years with Montague Loebl Stanley & Co. as an institutional sales and economic assistant. Moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and Continental European investment teams. Appointed director in 1987, he became head of our Continental Europe team in 1992. A member of the asset allocation committee, James was appointed Deputy Chief Investment Officer in 1994 with overall responsibility for our investments in emerging markets. He was promoted to Chief Investment Officer in 1997.

                   The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.



                                          2
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                                                         MCBT GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

[CHART]

ASSET ALLOCATION
    (% of net assets)
                                             [PIE CHART]
/  /  Europe             43%
/  /  Japan              11%
/  /  Latin America       5%
/  /  North America      30%
/  /  Pacific Basin       4%
/  /  Other Areas         1%
/  /  ST Investment       3%
/  /  Other Net Assets    3%


LARGEST HOLDINGS
BY REGION/COUNTRY                                                % OF NET ASSETS

                 NORTH AMERICA

                 MedPartners                     (United States)       1.7
                 Schlumberger                    (United States)       1.7
                 CalEnergy                       (United States)       1.6

                 EUROPE

                 Credit Suisse Group             (Switzerland)         1.6
                 Novartis                        (Switzerland)         1.6
                 Veba                            (Germany)             1.4

                 JAPAN

                 Rohm                                                  1.1

                 LATIN AMERICA

                 Compania Anonima Nacional
                 Telefonos, ADR, Cl D            (Venezuela)           0.8

                 PACIFIC BASIN

                 Telekomunikasi Indonesia        (Indonesia)           0.5

                                          3
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                                                         MCBT GLOBAL GROWTH FUND

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                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES             VALUE
                                                   -------          ----------
COMMON AND PREFERRED STOCKS, CONVERTIBLE BONDS,
EXCHANGEABLE NOTES, AND WARRANTS - 94.1%
EUROPE - 42.7%
    AUSTRIA - 0.6%
       VA TECHNOLOGIE                                2,100          $  372,630
                                                                    ----------
         TOTAL AUSTRIA - (COST $290,145)                               372,630
                                                                    ----------
    BELGIUM - 1.0%
       GENERALE DE BANQUE                            1,500             613,560
                                                                    ----------
         TOTAL BELGIUM - (COST $596,477)                               613,560
                                                                    ----------
    DENMARK - 1.2%
       NOVO NORDISK, CL B                            6,500             704,150
                                                                    ----------
         TOTAL DENMARK - (COST $626,202)                               704,150
                                                                    ----------
    FRANCE - 4.9%
       AIR LIQUIDE                                   3,340             518,234
       AXA                                           9,209             630,617
       CIE GENERALE DES EAUX                         5,117             595,242
       RHONE-POULENC, CL A                          17,800             776,093
       SCHNEIDER                                     9,340             498,716
                                                                    ----------
         TOTAL FRANCE - (COST $2,681,259)                            3,018,902
                                                                    ----------
    GERMANY - 8.1%
       BAYERISCHE MOTOREN WERKE                        800             578,721
       DEUTSCHE BANK                                11,600             759,067
       HOECHST                                      17,400             662,165
       MANNESMANN                                    1,600             675,716
       PREUSSAG AG                                   2,000             518,622
       SGL CARBON                                    3,600             505,395
       VEBA                                         15,256             850,506
       VOLKSWAGEN                                      700             413,795
                                                                    ----------
         TOTAL GERMANY - (COST $4,228,750)                           4,963,987
                                                                    ----------
    ITALY - 0.8%
       ENI                                          87,619             492,695
                                                                    ----------
         TOTAL ITALY - (COST $427,968)                                 492,695
                                                                    ----------
    NETHERLANDS - 2.6%
       GUCCI GROEP N.V.                              8,000             291,000
       INTERNATIONALE NEDERLANDEN GROEP N.V.        13,250             556,206
       PHILIPS ELECTRONICS N.V.                      9,400             735,926
                                                                    ----------
         TOTAL NETHERLANDS - (COST $1,179,021)                       1,583,132
                                                                    ----------
    SPAIN - 2.0%
       BANCO DE SANTANDER                           21,100             591,067
       TELEFONICA DE ESPANA                         24,000             654,980
                                                                    ----------
         TOTAL SPAIN - (COST $857,005)                               1,246,047
                                                                    ----------

See notes to financial statements.

                                          4
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                                                         MCBT GLOBAL GROWTH FUND

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                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES             VALUE
                                                   -------          ----------

EUROPE - CONTINUED
    SWEDEN - 0.7%
       INCENTIVE AB                                  5,000          $  437,923
                                                                    ----------
         TOTAL SWEDEN - (COST $458,993)                                437,923
                                                                    ----------
    SWITZERLAND - 4.6%
       CREDIT SUISSE GROUP                           7,100           1,000,161
       NOVARTIS                                        635             994,505
       ROCHE HOLDINGS                                   90             790,894
                                                                    ----------
         TOTAL SWITZERLAND - (COST $2,304,132)                       2,785,560
                                                                    ----------
    UNITED KINGDOM - 16.2%
       CABLE & WIRELESS                             66,000             527,082
       GENERAL ELECTRIC                             55,000             351,342
       GKN                                          28,000             628,083
       GLAXO WELLCOME                               30,000             643,250
       GRANADA                                      35,000             482,689
       LADBROKE                                    109,000             488,276
       LASMO                                        89,017             410,708
       LLOYDS TSB                                   57,000             712,457
       MARKS & SPENCER                              59,000             598,873
       MCKECHNIE                                    22,000             185,660
       NATIONAL WESTMINSTER BANCORP                 33,000             474,485
       NFC                                         131,000             296,710
       RECKITT & COLMAN                             40,250             617,557
       ROYAL BANK OF SCOTLAND GROUP                 52,000             551,376
       SAFEWAY                                      53,496             348,466
       SCOTTISH POWER                               70,000             523,794
       SHELL TRANSPORT & TRADING                    87,000             617,064
       SMITHS INDUSTRIES                            31,314             454,446
       UNILEVER                                     68,000             506,546
       WASSALL                                      35,357             199,909
       WOLSELEY                                     34,000             283,364
                                                                    ----------
         TOTAL UNITED KINGDOM - (COST $7,151,456)                    9,902,137
                                                                    ----------

TOTAL EUROPE - (COST  $20,801,408)                                  26,120,723
                                                                    ----------
JAPAN - 11.1%
       ASAHI DIAMOND                                   309               1,797
       CANON                                        23,000             558,039
       DDI                                              25              83,506
       EIDEN SAKAKIYA                               10,000              55,256
       HITACHI                                      49,000             376,610
       HONDA MOTOR                                  11,000             370,170
       ITO - YOKADO                                  7,000             347,819
       MABUCHI MOTOR                                 3,000             167,013
       MARUI                                        11,000             185,542
       MBL INT'L. FINANCE
         (BERMUDA), 3.00%, 11/30/2002             $310,000 (b)         317,905
       MITSUBISHI HEAVY INDUSTRIES                  59,000             289,730
       MITSUI FUDOSAN                               16,000             180,806
       NAMCO, 4.70%, 09/30/1998               Y 12,000,000             129,622

See notes to financial statements.

                                          5
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                                                         MCBT GLOBAL GROWTH FUND

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                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES             VALUE
                                                   -------          ----------

JAPAN - CONTINUED
       NIPPON EXPRESS                               22,000            $118,455
       NITTO DENKO, 2.20%, 03/31/1999         Y 21,000,000             202,410
       RISO KAGAKU                                   2,000             117,823
       ROHM                                          7,000             692,148
       SAKURA FINANCE                         Y 24,000,000             188,211
       SECOM COMPANY LIMITED                         4,000             258,579
       SHIMACHU                                      6,000             127,628
       SHIN - ETSU CHEMICAL                          8,850             216,194
       SONY                                          6,600             547,852
       SUMITOMO ELECTRIC                            16,000             211,384
       TAISHO PHARMACEUTICAL                         8,000             204,736
       TOPPAN PRINTING                              22,000             276,028
       TOYOTA MOTOR CORPORATION                      8,000             222,684
       YAMANOUCHI PHARMACEUTICAL                    13,000             319,734
                                                                    ----------

         TOTAL JAPAN - (COST  $6,900,261)                            6,767,681
                                                                    ----------
LATIN AMERICA - 4.9%
    ARGENTINA - 0.5%
       COMPANIA PEREZ COMPANC                       28,478             178,380
       TELEFONICA DE ARGENTINA, ADR                  3,500              98,438
                                                                    ----------
         TOTAL ARGENTINA - (COST $212,203)                             276,818
                                                                    ----------
    BRAZIL - 1.3%
       ELETROBRAS, ADR                              13,600             299,200
       PETROBRAS, ADR                               13,000             247,000
       TELEBRAS, ADR                                 2,650             268,975
                                                                    ----------
         TOTAL BRAZIL - (COST $735,297)                                815,175
                                                                    ----------
    CHILE - 0.5%
       COMPANIA DE TELEFONOS DE CHILE, ADR          11,000             305,250
                                                                    ----------
         TOTAL CHILE - (COST $318,117)                                 305,250
                                                                    ----------
    MEXICO - 1.8%
       CIFRA SA DE CV                              150,000             259,392
       CIFRA SA DE CV, CL B                         22,386              44,532
       CORPORACION INDUSTRIAL ALFA, CL A            42,292             308,678
       EMPRESAS ICA SOCIEDAD, ADR                    7,200              95,850
       GRUPO FINANCIERO BANAMEX, CL B *            128,000             253,405
       TELEFONOS DE MEXICO, ADR                      3,400             147,050
                                                                    ----------
         TOTAL MEXICO - (COST $1,074,472)                            1,108,907
                                                                    ----------
    VENEZUELA - 0.8%
       COMPANIA ANONIMA NACIONAL
        TELEFONOS, ADR, CL D *                      11,000             481,250
                                                                    ----------
         TOTAL VENEZUELA - (COST $253,000)                             481,250
                                                                    ----------

TOTAL LATIN AMERICA - (COST  $2,593,089)                             2,987,400
                                                                    ----------

See notes to financial statements.

                                          6
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                                                         MCBT GLOBAL GROWTH FUND

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                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES             VALUE
                                                   -------          ----------
NORTH AMERICA - 30.3%
    CANADA - 1.3%
       MACMILLAN BLOEDEL LIMITED                    63,072          $  794,358
                                                                    ----------
         TOTAL CANADA - (COST $836,039)                                794,358
                                                                    ----------
     UNITED STATES - 29.0%
       ALLIED SIGNAL                                11,600             417,600
       ARCHER - DANIELS - MIDLAND                   42,502             945,669
       BRISTOL - MYERS SQUIBB                        4,200             368,550
       CALENERGY *                                  28,500             976,125
       COLGATE - PALMOLIVE                           7,200             466,200
       COMMONWEALTH ENERGY SYSTEMS                  30,000             858,750
       DILLARD DEPARTMENT STORES, CL A              13,600             521,900
       EASTMAN KODAK                                 8,300             496,963
       EQUIFAX                                      21,000             652,312
       FREEPORT MCMORAN COPPER & GOLD, CL A         31,136             718,074
       FREEPORT MCMORAN, INC.                       21,133             721,164
       HS RESOURCES *                               28,000             493,500
       INTEL                                         8,100             623,700
       LOUISIANA PACIFIC                            28,000             588,000
       MARSH & MCLENNAN                             12,200             866,200
       MEDPARTNERS *                                41,436           1,054,029
       PHILIP MORRIS                                 8,450             334,831
       SCHLUMBERGER                                 12,000           1,050,000
       SEARS, ROEBUCK                                9,500             397,813
       SOUTHERN COMPANY                             29,000             665,187
       TEXACO                                        6,000             341,625
       TRANSOCEAN OFFSHORE                          16,000             864,000
       UNION PACIFIC                                12,400             759,500
       UNION PACIFIC RESOURCES                      37,207             916,222
       WALT DISNEY                                   8,900             732,025
       WESTINGHOUSE ELECTRIC                        35,590             940,911
                                                                    ----------
         TOTAL UNITED STATES - (COST $13,258,585)                   17,770,850
                                                                    ----------

TOTAL NORTH AMERICA - (COST  $14,094,624)                           18,565,208
                                                                    ----------

OTHER AREAS - 1.2%
    INDIA - 1.2%
       HIMALAYAN FUND                               29,031             319,341
       SCHRODER INDIA FUND *                        18,000             195,849
       VIDESH SANCHAR NIGAM LIMITED, GDR (a)*       16,000             220,800
                                                                    ----------
         TOTAL INDIA - (COST $941,407)                                 735,990
                                                                    ----------

TOTAL OTHER AREAS - (COST  $941,407)                                   735,990
                                                                    ----------

See notes to financial statements.

                                          7
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                                                         MCBT GLOBAL GROWTH FUND

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                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES             VALUE
                                                   -------          ----------

PACIFIC BASIN - 3.9%
    AUSTRALIA - 1.2%
       JOHN FAIRFAX HOLDINGS LIMITED                80,000          $  176,656
       LEND LEASE CORPORATION                       10,500             215,026
       MAYNE NICKLESS LIMITED                       38,000             173,703
       NEWS CORPORATION                             44,000             195,250
                                                                    ----------
         TOTAL AUSTRALIA - (COST $789,070)                             760,635
                                                                    ----------
    HONG KONG - 1.6%
       AMOY PROPERTIES                               2,500               2,150
       CHEUNG KONG HOLDINGS                         15,000             104,281
       CHINA LIGHT & POWER                          28,000             147,397
       CITIC PACIFIC                                29,000             138,783
       FIRST PACIFIC COMPANY                       121,000              76,295
       HSBC HOLDINGS                                 3,454              78,180
       HUTCHISON WHAMPOA                            22,000             152,235
       NEW WORLD DEVELOPMENT LIMITED                44,000             154,795
       SWIRE PACIFIC                                19,500             104,165
                                                                    ----------
         TOTAL HONG KONG - (COST $1,053,119)                           958,281
                                                                    ----------
    INDONESIA - 0.7%
       BANK INTERNATIONAL INDONESIA                370,000              79,542
       TELEKOMUNIKASI INDONESIA                    352,000             327,101
                                                                    ----------
         TOTAL INDONESIA - (COST $794,360)                             406,643
                                                                    ----------
    PHILIPPINES - 0.2%
       BELLE CORPORATION *                       1,300,000             117,349
       BELLE CORPORATION, WARRANTS *               260,000                  32
                                                                    ----------
         TOTAL PHILIPPINES - (COST $370,038)                           117,381
                                                                    ----------
    SINGAPORE - 0.2%
       DEVELOPMENT BANK OF SINGAPORE                17,000             158,667
                                                                    ----------
         TOTAL SINGAPORE - (COST $164,883)                             158,667
                                                                    ----------

TOTAL PACIFIC BASIN - (COST  $3,171,470)                             2,401,607
                                                                    ----------
TOTAL COMMON AND PREFERRED STOCKS, CONVERTIBLE BONDS,
EXCHANGEABLE NOTES, AND WARRANTS - (COST  $48,502,259) +            57,578,609
                                                                    ----------

                                                 PRINCIPAL
                                                   AMOUNT
                                                 ---------
SHORT TERM INVESTMENT - 3.1%
    STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
       5.15%, 11/03/1997 (c)                    $1,886,000           1,886,000
                                                                    ----------

TOTAL SHORT TERM INVESTMENT - (COST  $1,886,000)                     1,886,000
                                                                    ----------

See notes to financial statements.

                                          8
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                                                         MCBT GLOBAL GROWTH FUND

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                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                                       VALUE
                                                                    ----------
TOTAL INVESTMENTS - (COST  $50,388,259) - 97.2%                    $59,464,609
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 2.8%          1,735,956
                                                                   -----------
NET ASSETS - 100.0%                                                $61,200,565
                                                                   -----------
                                                                   -----------
*   Non-income producing security.
Y   Reflected at par value and denominated in Japanese yen.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $220,800 or 0.4% of net assets.
(b) Reflected at par value and denominated in U.S. dollars.
(c) The repurchase agreement, dated 10/31/97, $1,886,000 par due 11/03/97, is collateralized by United States Treasury Bonds, 12.75%, due 11/15/10, with a market value of $1,924,556.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
    Aerospace 1.4%, Apparel 0.5% Automobiles 2.6%, Banks 9.6%, Chemicals 4.4%, Commercial Services 0.3%, Conglomerates 1.8%, Construction & Building Materials 0.5%, Construction & Mining Equipment 0.2%, Diversified 2.1%, Drugs & Health Care 7.0%, Electric Utilities 7.1%, Electrical Equipment 3.6%, Electronics 4.9%, Engineering 0.6%, Financial Services 2.1%, Food & Beverages 2.4%, Hotels & Restaurants 0.8%, Household Products 1.8%, Industrial Machinery 2.9%, Insurance 2.9%, Investment Companies 0.8%, Leisure Time 2.0%, Manufacturing 0.3%, Mining 2.3%, Miscellaneous 0.8%, Newspapers 0.3%, Oil & Gas 5.7%, Paper 2.3%, Petroleum Services 2.0%, Photography 1.7%, Publishing 0.8%, Railroads & Equipment 2.7%, Real Estate 1.1%, Retail Trade 4.7%, Steel 0.8%, Telecommunications 3.5%, Telephone 1.6%, Tobacco 0.5%, Transportation 0.7%.

ADR American Depositary Receipts.
GDR Global Depositary Receipts.

See notes to financial statements.

                                          9
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                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1997 (Unaudited)

ASSETS
    Investments in securities, at value (cost $48,502,259) (Note B)                     $57,578,609
    Investments in repurchase agreements, at value (Note B)                               1,886,000
                                                                                        -----------
      Total Investments                                                                  59,464,609
    Cash                                                                                        973
    Foreign currency, at value (cost $499,457) (Note B)                                     503,517
    Receivable for investments sold                                                       2,430,508
    Dividend and interest receivable                                                        100,753
    Foreign tax reclaims receivable                                                          41,922
    Prepaid insurance                                                                         2,437
    Deferred organization expenses (Note B)                                                   4,124
                                                                                        -----------
       TOTAL ASSETS                                                                      62,548,843
                                                                                        -----------

LIABILITIES
    Payable for investments purchased                                                     1,203,636
    Payable for currency purchased                                                              426
    Management fee payable (Note C)                                                         110,213
    Administration fee payable (Note C)                                                       4,775
    Trustees fees payable (Note C)                                                              989
    Accrued expenses and other liabilities                                                   28,239
                                                                                        -----------
       TOTAL LIABILITIES                                                                  1,348,278
                                                                                        -----------
TOTAL NET ASSETS                                                                        $61,200,565
                                                                                        -----------
                                                                                        -----------

COMPOSITION OF NET ASSETS:
    Paid-in-capital                                                                     $46,827,646
    Undistributed net investment income                                                     497,350
    Accumulated net realized gain on investment and foreign currency transactions         4,793,062
    Net unrealized appreciation on investment and foreign currency transactions           9,082,507
                                                                                        -----------
TOTAL NET ASSETS                                                                        $61,200,565
                                                                                        -----------
                                                                                        -----------

NET ASSET VALUE PER SHARE                                                               $     13.48
($61,200,565 / 4,540,616 shares of beneficial interest outstanding)                     -----------
                                                                                        -----------

See notes to financial statements.
                                           10
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                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1997 (Unaudited)

INVESTMENT INCOME
    Interest income                                                             $    46,770
    Dividend income                                                                 673,278
    Foreign taxes withheld                                                          (61,297)
                                                                                 ----------
         TOTAL INVESTMENT INCOME                                                    658,751
                                                                                 ----------

EXPENSES
    Management fee (Note C)                                                         217,958
    Custodian fee                                                                    54,731
    Administration fee (Note C)                                                      27,725
    Audit fee                                                                        12,602
    Legal fees                                                                        3,277
    Transfer agent fee                                                                3,217
    Trustees fees (Note C)                                                            1,000
    Amortization of deferred organization expenses                                    1,284
    Miscellaneous expenses                                                            6,004
    Fees and expenses waived by the investment manager (Note C)                     (13,045)
                                                                                 ----------
         TOTAL EXPENSES                                                             314,753
                                                                                 ----------
NET INVESTMENT INCOME                                                               343,998
                                                                                 ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain on investments                                              4,431,987
    Net realized loss on foreign currency transactions                              (32,134)
    Net unrealized appreciation (depreciation) on:
         Investments                                                               (187,870)
         Foreign currency transactions                                               10,119
                                                                                 ----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                         4,222,102
                                                                                 ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                       $4,566,100
                                                                                 ----------
                                                                                 ----------

 See notes to financial statements.

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                                                         MCBT GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS


                                                                    Six Months
                                                                      Ended              Year
                                                                 October 31, 1997        Ended
                                                                     (Unaudited)     April 30, 1997
                                                                    -----------      --------------

NET ASSETS at beginning of period                                   $56,634,465         $52,887,926
                                                                    -----------         -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income                                               343,998             472,075
    Net realized gain on investment transactions                      4,431,987           1,072,718
    Net realized gain (loss) on foreign currency transactions           (32,134)            475,540
    Net unrealized appreciation (depreciation) on:
       Investments                                                     (187,870)          2,574,635
       Foreign currency transactions                                     10,119              95,815
                                                                    -----------         -----------
    Net increase in net assets from operations                        4,566,100           4,690,783
                                                                    -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                0          (1,000,298)
    In excess of net investment income                                        0            (404,226)
    Net realized gains                                                        0            (645,365)
                                                                    -----------         -----------
    Total distributions                                                       0          (2,049,889)
                                                                    -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Reinvestment of dividends and distributions to shareholders               0           1,355,645
    Cost of shares repurchased                                                0            (251,875)
    Paid in capital from subscription and redemption fees                     0               1,875
                                                                    -----------         -----------
    Total increase in net assets from capital share transactions              0           1,105,645
                                                                    -----------         -----------
NET INCREASE IN NET ASSETS                                            4,566,100           3,746,539
                                                                    -----------         -----------
NET ASSETS at end of period (includes undistributed net investment  $61,200,565         $56,634,465
        income of $497,350 and $153,352, respectively)              -----------         -----------
                                                                    -----------         -----------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
    Shares issued in reinvestment of distributions to shareholders            0             111,576
    Less shares repurchased                                                   0             (20,511)
                                                                    -----------         -----------
    Net share transactions                                                    0              91,065
                                                                    -----------         -----------
                                                                    -----------         -----------

See notes to financial statements.

                                                         MCBT GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                  Six Months
                                                     Ended              Year                 Year          June 15, 1994 *
                                               October 31, 1997         Ended                Ended             through
                                                  (Unaudited)      April 30, 1997       April 30, 1996      April 30, 1995
                                                   --------        --------------       --------------      --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $12.470            $11.890              $ 9.990             $10.000

Net investment income                                 0.076              0.141                0.279               0.079
Net realized and unrealized gain on investment
    and foreign currency transactions                 0.934              0.902                1.809               0.033
                                                    -------            -------              -------             -------
Total from investment operations                      1.010              1.043                2.088               0.112
                                                    -------            -------              -------             -------
Less distributions:
    Net investment income                             0.000             (0.226)              (0.186)             (0.040)
    In excess of net investment income                0.000             (0.091)              (0.017)              0.000
    Net realized gains                                0.000             (0.146)               0.000              (0.082)
                                                    -------            -------              -------             -------
Total distributions                                   0.000             (0.463)              (0.203)             (0.122)
                                                    -------            -------              -------             -------
Paid in capital from subscription and
       redemption fees (Note B)                       0.000              0.000                0.015               0.000
                                                    -------            -------              -------             -------

Net asset value, end of period                      $13.480            $12.470              $11.890             $ 9.990
                                                    -------            -------              -------             -------
                                                    -------            -------              -------             -------

TOTAL INVESTMENT RETURN (1) (2)                        8.10%              8.87%               21.17%               1.18%
                                                    -------            -------              -------             -------
                                                    -------            -------              -------             -------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                       $61,200,565        $56,634,465          $52,887,926         $37,259,376
Operating expenses, net, to average
    net assets (Note C)                                1.00% (3)          1.00%                1.00%               1.00% (3)
Operating expenses, gross, to average
    net assets (Note C)                                1.04% (3)          1.10%                1.27%               1.25% (3)
Net investment income to average net assets            1.09% (3)          0.88%                1.40%               0.94% (3)
Portfolio turnover rate                                  29%                40%                  38%                 44%
Average commission rate per share (4)           $      0.0173      $      0.0227        $      0.0335                 N/A
Per share amount of fees waived (Note C)        $      0.003       $      0.017         $      0.053        $      0.022

--------------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
    Total return would have been lower had certain expenses not been waived.
(2) Periods less than one year are not annualized.
(3) Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements.

                                                         MCBT GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and the EMEA Fund, (the "Funds"). The MCBT Global Growth Fund (the "Fund") commenced investment operations on June 15, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                         MCBT GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1997, there were no purchase premiums or redemption fees collected.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

                                                         MCBT GLOBAL GROWTH FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (continued)

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1997, the Investment Manager has waived $13,045 of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1997 were $17,765,718 and $19,570,218, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1997 were as follows:

              IDENTIFIED          GROSS UNREALIZED              NET UNREALIZED
                 COST        APPRECIATION   (DEPRECIATION)       APPRECIATION
               -----------   ------------   -------------       --------------
              $50,388,259    $12,158,322    $(3,081,972)          $9,076,350


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1997, 100% of the Fund's outstanding shares were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                             MARTIN CURRIE BUSINESS TRUST


                                 --------------------


                                TRUSTEES  AND OFFICERS

                     C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                               Simon D. Eccles, TRUSTEE
                            Patrick R. Wilmerding, TRUSTEE
                    Colin Winchester, VICE PRESIDENT AND TREASURER
                           J. Grant Wilson, VICE PRESIDENT
                            Julian M.C. Livingston, CLERK

                                 * INTERESTED TRUSTEE

                                 --------------------


                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                       Scotland
                                 011-44-131-229-5252

                                  Regulated by IMRO

                      Registered Investment Adviser with the SEC


                                 --------------------


--------------------------------------------------------------------------------
The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------